FILED VIA EDGAR

July 2, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Red Cedar Fund Trust (the “Trust”)

File Nos. 333-232926 and 811-23459

Ladies and Gentlemen:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, a Preliminary Schedule 14A, including a preliminary notice of special meeting, proxy statement and proxy card, in connection with a Special Meeting of Shareholders of the Red Cedar Short Term Bond Fund, a series of the Trust, to be held on August 14, 2020.

If you have any questions or comments concerning this filing, please contact me at (513) 869-4335.

Very truly yours,

/s/ Jesse D. Hallee

Jesse D. Hallee

Vice President and Senior Managing Counsel

cc:	Kelley Howes, Esq.

David Withrow

Matthew Swendiman